PSF PGIM High Yield Bond Portfolio Expense Example - PSF PGIM High Yield Bond Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	758
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	$ 1,057